Fair Value Measurements (Schedule of Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities) (Parenthetical) (Details) - CAD ($) $ in Millions	Apr. 30, 2025	Feb. 01, 2025	Jan. 31, 2025	Nov. 01, 2024	Oct. 31, 2024	Apr. 30, 2024	Feb. 01, 2024	Jan. 31, 2024	Nov. 01, 2023	Oct. 31, 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative assets	$ 89,210				$ 78,061
Derivatives	83,485				68,368
Netted Derivatives [member] | Level 3 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative assets	32	$ 38	$ 38	$ 30	30	$ 20	$ 10	$ 10	$ 22	$ 22
Derivatives	$ 265	$ 205	$ 205	$ 221	$ 221	$ 192	$ 186	$ 186	$ 176	$ 176